PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 69,141,000	$ 58,599,000
Additions/ Transfers	12,020,000	12,346,000
Writendowns	(798,000)	(1,792,000)
Effect Of Movements In Exchange Rates	(40,000)	(12,000)
Ending balance	80,323,000	69,141,000
Accumulated Depletion And Depreciation, Beginning Balance	25,085,000	22,924,000
Accumulated Depletion And Depreciation, Additions / Transfers	2,822,000	3,623,000
Accumulated Depletion And Depreciation, Ending Balance	27,254,000	25,085,000
Accumulated Depletion And Depreciation, Writedowns	(653,000)	(1,462,000)
Net book value	53,069,000	44,056,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	14,687,000	13,038,000
Additions/ Transfers	3,716,000	1,649,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	(28,000)	0
Ending balance	18,375,000	14,687,000
Accumulated Depletion And Depreciation, Beginning Balance	9,106,000	8,856,000
Accumulated Depletion And Depreciation, Additions / Transfers	367,000	250,000
Accumulated Depletion And Depreciation, Ending Balance	9,473,000	9,106,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Net book value	8,902,000	5,581,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	774,000	335,000
Additions/ Transfers	1,176,000	441,000
Writendowns	(22,000)	0
Effect Of Movements In Exchange Rates	1,000	(2,000)
Ending balance	1,929,000	774,000
Accumulated Depletion And Depreciation, Beginning Balance	598,000	267,000
Accumulated Depletion And Depreciation, Additions / Transfers	204,000	331,000
Accumulated Depletion And Depreciation, Ending Balance	781,000	598,000
Accumulated Depletion And Depreciation, Writedowns	(21,000)	0
Net book value	1,148,000	176,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	14,693,000	11,778,000
Additions/ Transfers	701,000	2,907,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	(24,000)	8,000
Ending balance	15,370,000	14,693,000
Accumulated Depletion And Depreciation, Beginning Balance	3,029,000	1,896,000
Accumulated Depletion And Depreciation, Additions / Transfers	294,000	1,133,000
Accumulated Depletion And Depreciation, Ending Balance	3,323,000	3,029,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Net book value	12,047,000	11,664,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	763,000	595,000
Additions/ Transfers	78,000	185,000
Writendowns	(6,000)	0
Effect Of Movements In Exchange Rates	9,000	(17,000)
Ending balance	844,000	763,000
Accumulated Depletion And Depreciation, Beginning Balance	441,000	294,000
Accumulated Depletion And Depreciation, Additions / Transfers	111,000	147,000
Accumulated Depletion And Depreciation, Ending Balance	548,000	441,000
Accumulated Depletion And Depreciation, Writedowns	(4,000)	0
Net book value	296,000	322,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	14,930,000	14,240,000
Additions/ Transfers	3,270,000	2,383,000
Writendowns	(629,000)	(1,692,000)
Effect Of Movements In Exchange Rates	2,000	(1,000)
Ending balance	17,573,000	13,930,000
Accumulated Depletion And Depreciation, Beginning Balance	5,178,000	4,944,000
Accumulated Depletion And Depreciation, Additions / Transfers	676,000	1,616,000
Accumulated Depletion And Depreciation, Ending Balance	5,235,000	5,178,000
Accumulated Depletion And Depreciation, Writedowns	(619,000)	(1,382,000)
Net book value	12,338,000	9,752,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	23,294,000	18,613,000
Additions/ Transfers	3,079,000	4,781,000
Writendowns	(141,000)	(100,000)
Effect Of Movements In Exchange Rates	0	0
Ending balance	26,232,000	23,294,000
Accumulated Depletion And Depreciation, Beginning Balance	6,733,000	6,667,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,170,000	146,000
Accumulated Depletion And Depreciation, Ending Balance	7,894,000	6,733,000
Accumulated Depletion And Depreciation, Writedowns	(9,000)	(80,000)
Net book value	$ 18,338,000	$ 16,561,000